BASIC AND DILUTED EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
BASIC AND DILUTED EARNINGS PER SHARE

13.   BASIC AND DILUTED EARNINGS PER SHARE

The calculation of basic earnings per share for the years ended December 31, 2019, 2020 and 2021 is based on the net income attributable to ordinary owners of the Company of RMB 57,517, RMB 33,443 and RMB 71,975, respectively, and the weighted average number of shares of 121,071,209,646, 121,071,209,646 and 121,071,209,646, respectively.

The calculation of diluted earnings per share for the years ended December 31, 2019, 2020 and 2021 is based on the net income attributable to ordinary owners of the Company (diluted) of RMB 57,517, RMB 33,443 and RMB 71,975, respectively, and the weighted average number of shares of 121,071,209,646, 121,071,209,646 and 121,071,209,646, respectively, calculated as follows:

(i)Net income attributable to ordinary owners of the Company (diluted)

	2019	2020	2021
	RMB	RMB	RMB

Net income attributable to ordinary owners of the Company	57,517	33,443	71,975
Net income attributable to ordinary owners of the Company (diluted)	57,517	33,443	71,975

(ii)Weighted average number of shares (diluted)

	2019	2020	2021
	Number of	Number of	Number of
	shares	shares	shares

Weighted average number of shares as at December 31	121,071,209,646	121,071,209,646	121,071,209,646
Weighted average number of shares (diluted) as at December 31	121,071,209,646	121,071,209,646	121,071,209,646